Borrowings, Financing And Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule Of Detailed Information About Borrowing

	2019	2018	Reference
Local Currency
Financing Agency for Studies and Projects (FINEP)	101,988	135,618	A
Debentures (a)	4,251,231	4,680,665	B
BNDES	35,390	73,384	C
BNDES – FINAME	183	735	D
Working capital – Operation Peru	-	20,979	E
Working capital – Operation Mexico	31,802	10,017	F
Working capital – Operation Aesop	100,438	59,850	G
Promissory Notes	2,883,382	-	H
Total in local currency	7,404,414	4,981,248

Foreign Currency
BNDES	8,030	17,137	I
Export Credit note (NCE)	81,210	-	J
Notes	3,090,490	2,995,760	K
Resolution n o 4131/62	202,230	-	L
Total in foreign currency	3,381,960	3,012,897

Overall total	10,786,374	7,994,145

Current	3,354,355	1,113,095
Non-current	7,432,019	6,881,050

(a) Debentures
Current	246,017	934,359
Non-current	4,005,214	3,746,306

Schedule Of Additional Information About Borrowings

Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Real	June 2023	Interest of 3.5% p.a. for the installment maturing in June 2023	3.5% p.a. for installments with expiration on June 2023	Guarantee of Natura Cosméticos S.A.
B	Real	August 2024
Interest of 109% to 112% of the CDI and 1.4% + CDI (Interbank Deposit Certificate), 1.75% + CDI, 1.00% + CDI and 1.15% + CDI, maturing in March 2020, September 2020, September 2021, September 2022 and August 2024.
				109.5%—113.1% CDI+1.15%—CDI+1.79%	None
C	Real	Through September 2021	Brazilian long-term interest rate (TJLP) + interest of 0.5% p.a. to 3.96% p.a. and fixed-rate contracts of 3.5% p.a. to 5% p.a. (PSI) (b)	TJLP + interest of 0.5% p.a. to 3.96% p.a. and fixed-rate contracts of 3.5% p.a. to 5% p.a. (PSI	Bank-issued guarantee letter
D	Real	Through March 2021	Interest of 4.5% p.a. + TJLP for contracts up to 2012 and for contracts executed as of 2013 fixed rate of 3% p.a. (PSI) (b); Contracts in August 2014 in May 2016 at fixed rate of 6% p.a. to 10.5% p.a.	Interest of 4.5% p.a. + TJLP for contracts up to 2012 and for contracts executed as of 2013 fixed rate of 3% p.a. (PSI) (b); Contracts in August 2014 in May 2016 at fixed rate of 6% p.a. to 10.5% p.a.	Fiduciary sale, guarantee of Natura Cosméticos S.A. and promissory notes
E	Peruvian Sol	July 2019	Interest of 3.99% p.a.	Interest of 3.99% p.a.	Guarantee of Natura Cosméticos S.A.
F	Mexican peso	February 2021 and October 2020	Interest of 1.15% p.a. + TIIE (c)	Interest of 1.15% p.a. + TIIE (c)	Guarantee of Natura Cosméticos S.A.
G	Australian dollar	August 2021	USD Libor + interest of 0.92% p.a.	USD Libor + interest of 0.92% p.a.	Bank-issued guarantee letter
H	Real	December 2020	2.00% + CDI	CDI + 3,11%	Real guarantee of shares alienated from Natura Cosméticos S.A.
I	Dollar	October 2020	Interest of 1,8% p.a. a 2,3% p.a. + Resolucion no 635 (a)	Interest of 1,8% p.a. a 2,3% p.a. + Brazilian Resolution 635	Guarantee of Natura Cosméticos S.A. and bank-issued guarantee letter
J	Dollar	October 2020	Libor + interest 0.87% p.a. (a)	Libor + interest 0.87% p.a.	None
K	Dollar	February 2023	Interest of 5.375% p.a. (a)	6,1%	None
L	Dollar	May 2022	Libor +interest 1.1% p.a. (a)	Libor +interest 1.1% p.a. (a)	Guarantee of the subsidiary Indústria e Comércio de Cosméticos Natura Ltda.
(a)	Loans and financing for which swap contracts (CDI) were entered into. These loans and financing are not being shown net of their derivatives;
(b)	PSI-Investment Support Program; and
(c)	TIIE-interest rate of interbank equilibrium Mexico.

Schedule Of Changes In Balances Of Borrowing
Changes in the balances of borrowings, financings and debentures for the year ended December 31, 2019 are presented below:

Balance at December 31, 2018	7,994,145
New borrowings and financing	5,346,145
Amortizations	(2,643,575)
Financial charges accrued	494,422
Payment of financial charges	(499,798)
Exchange variation (unrealized)	88,097
Exchange variation (realized)	5,903
Translation effects (other comprehensive income)	1,035
Balance at December 31, 2019	10,786,374

a)	Refers mainly reclassified leasing balances; and balances reclassified from government grants considering BNDES loans

Schedule Of Maturity Analysis For Noncurrent Borrowings
Maturities of
non-current
borrowings, financing and debentures liabilities are as follows:

	2019	2018
2020	-	1,372,755
2021	2,279,759	2,226,402
2022	527,596	324,257
2023 onwards	4,624,664	2,957,636
	7,432,019	6,881,050